Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

The Corporation entered into the following transactions with related parties:

(in millions of Canadian dollars)	JOINT VENTURES	ASSOCIATES
2017
Sales to related parties	183	85
Purchases from related parties	16	90
2016
Sales to related parties	155	89
Purchases from related parties	13	168

These transactions occurred in the normal course of operations and are measured at fair value.

The following balances were outstanding at the end of the reporting period:

(in millions of Canadian dollars)	December 31, 2017	December 31, 2016
Receivables from related parties
Joint ventures	13	18
Associates	22	21
Payables to related parties
Joint ventures	3	2
Associates	4	42

The receivables from related parties arise mainly from sale transactions. The receivables are unsecured in nature and bear no interest. There are no provision held against receivables from related parties. The payables to related parties arise mainly from purchase transactions. The payables bear no interest.